Portfolio of Investments
Columbia Mortgage Opportunities Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 24.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2019-1 Class E
04/14/2025	4.840%	6,600,000	6,798,511
Avant Loans Funding Trust(a)
Series 2019-B Class C
10/15/2026	4.540%	7,000,000	6,808,381
Series 2020-REV1 Class B
05/15/2029	2.680%	5,134,000	4,905,726
Subordinated Series 2018-B Class C
11/17/2025	5.000%	4,500,000	4,501,604
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A2R
3-month USD LIBOR + 1.400% 10/15/2030	1.675%	4,000,000	3,850,340
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.975%	5,000,000	4,701,280
Series 2015-4A Class CR
3-month USD LIBOR + 3.700% 07/20/2032	3.972%	7,500,000	7,030,042
Conn’s Receivables Funding LLC(a)
Series 2019-A Class B
10/16/2023	4.360%	3,933,386	3,915,971
Series 2019-B Class B
06/17/2024	3.620%	8,000,000	7,870,746
Consumer Lending Receivables Trust(a)
Series 2019-A Class B
04/15/2026	4.010%	5,000,000	4,926,236
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	8,899,437	9,102,049
Series 2018-1 Class B
02/17/2026	6.170%	12,500,000	12,261,795
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class C
07/25/2024	5.170%	2,600,036	2,556,311
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.630%	1,250,000	1,220,800
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	4,500,000	4,566,885
Series 2019-A Class C
06/22/2026	7.620%	1,967,000	2,012,586
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	8,014,118	7,965,941
Series 2019-11 Class A
12/15/2045	3.750%	4,959,318	4,932,710
Series 2019-2 Class A
08/15/2025	4.000%	5,143,466	5,112,780
Series 2019-3 Class A
10/15/2025	3.750%	11,444,935	11,378,067
Series 2019-5 Class A
12/15/2045	3.750%	14,093,949	14,012,737
Series 2019-7 Class A
01/15/2027	3.750%	5,299,974	5,286,016
Series 2019-8 Class A
12/15/2045	3.750%	5,210,072	5,184,631
Series 2020-1 Class A
01/16/2046	3.500%	7,612,403	7,571,730
Series 2020-T1 Class A
02/15/2046	3.500%	8,432,422	8,404,124
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	8,433,750
Series 2020-T1 Class R1
02/15/2046	0.000%	15,570,000	8,952,750
Series 2020-T1 Class R2
02/15/2046	0.000%	3,104,000	1,784,800
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	340,000	14,637,000
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.775%	3,700,000	3,472,383
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.158%	6,500,000	6,499,981
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	4.358%	10,000,000	10,010,380
Marlette Funding Trust(a)
Subordinated Series 2018-2A Class C
07/17/2028	4.370%	5,000,000	4,978,249
Columbia Mortgage Opportunities Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	8,000,000	8,007,335
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(e)
Series 2018-SC1 Class B
09/18/2023	1.000%	542,015	540,660
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d),(e)
Series 2018-SC1 Class R
09/18/2023	0.000%	950,000	13,775,000
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.508%	2,045,764	1,796,718
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	6.928%	2,021,231	1,673,110
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	2.018%	6,300,000	6,171,990
OZLM XVII Ltd.(a),(b)
Series 2017-17A Class D
3-month USD LIBOR + 5.990% 07/20/2030	6.262%	3,750,000	3,022,673
Pagaya AI Debt Selection Trust(a),(c)
Series 2019-1 Class B
06/15/2026	5.499%	15,000,000	14,512,500
Series 2020-2 Class NOTE
12/15/2027	7.500%	7,942,319	8,001,886
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class B
11/16/2026	5.625%	9,900,000	9,735,197
Subordinated Series 2019-2 Class A2B
09/15/2026	3.929%	7,745,250	7,483,360
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	5,900,000	5,845,447
Series 2019-3A Class B
07/15/2025	3.590%	8,500,000	8,373,930
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	675,843	675,548
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	1,654,773	1,654,197
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	8,500,000	8,269,102
Prosper Pass-Through Trust(a),(c)
Series 2019-ST2 Class A
11/15/2025	3.750%	6,963,527	6,998,344
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	6.125%	5,000,000	4,324,395
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	1.975%	4,000,000	3,978,212
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	6.775%	6,280,000	5,510,154
SoFi Consumer Loan Program LLC(a),(c),(d)
Series 2016-2 Class R
10/27/2025	0.000%	379,888	6,458,096
SoFi Consumer Loan Program LLC(a),(c),(d),(e)
Series 2016-4 Class R
11/25/2025	0.000%	900,000	6,938,100
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	15,750,000	15,416,100
Upgrade Receivables Trust(a)
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	15,977,017	15,485,708
Total Asset-Backed Securities — Non-Agency (Cost $396,661,043)			380,295,054

Commercial Mortgage-Backed Securities - Agency 0.7%

Government National Mortgage Association(f),(g)
Series 2017-30 Class IO
08/16/2058	0.666%	74,431,432	3,498,709
Series 2019-102 Class IB
03/16/2060	0.877%	23,509,920	1,771,665
Series 2020-19 Class IO
12/16/2061	0.960%	33,239,175	2,861,508
Series 2020-3 Class IO
02/16/2062	0.881%	31,849,554	2,514,239
Total Commercial Mortgage-Backed Securities - Agency (Cost $13,805,550)			10,646,121

Commercial Mortgage-Backed Securities - Non-Agency 16.2%

BAMLL Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	4,500,000	3,158,110
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.112%	5,400,000	4,337,988

2	Columbia Mortgage Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD(a),(b)
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	3.352%	6,853,000	5,570,183
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.702%	2,865,000	2,492,248
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	3.062%	14,000,000	10,310,563
BX Trust(a),(b)
Series 2018-GW Class D
1-month USD LIBOR + 1.770% Floor 1.770% 05/15/2037	1.932%	7,982,000	7,422,387
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.582%	3,000,000	2,700,030
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.082%	7,250,000	6,271,359
Series 2019-ATL Class E
1-month USD LIBOR + 2.237% Floor 2.237% 10/15/2036	2.399%	6,500,000	5,731,461
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	8,150,000	7,390,026
BX Trust(a),(f)
Subordinated Series 2019-OC11 Class D
12/09/2041	4.076%	4,500,000	4,288,574
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.162%	5,803,000	5,425,875
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.883%	7,575,000	6,400,879
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.579%	12,900,000	9,360,805
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class D
02/10/2037	3.754%	4,400,000	3,959,131
Series 2020-CBM Class F
02/10/2037	3.754%	16,650,000	14,562,426
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	3.903%	11,996,000	11,034,754
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	6,990,000	5,148,544
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	23,975,000	14,415,400
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	20,650,000	11,379,104
CSMC Trust(a),(f)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%	5,200,000	3,716,342
Hilton U.S.A. Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.333%	12,500,000	11,142,465
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,120,000	9,975,182
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	15,600,000	14,960,721
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,948,292	2,802,607
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR3 Class F
1-month USD LIBOR + 2.250% Floor 2.250% 07/17/2037	2.411%	1,424,476	1,399,896
JPMorgan Chase Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2016-WIKI Class E
10/05/2031	4.143%	7,800,000	6,814,726
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class E
11/10/2036	3.177%	5,500,000	3,984,816
Morgan Stanley Capital I Trust(a),(b)
Subordinated Series 2017-ASHF Class E
1-month USD LIBOR + 3.150% Floor 3.150% 11/15/2034	3.312%	4,300,000	3,329,330
Olympic Tower Mortgage Trust(a),(f)
Subordinated Series 2017-OT Class D
05/10/2039	4.077%	4,040,000	3,834,616

Columbia Mortgage Opportunities Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,802,000	2,871,028
Series 2019-SFR1 Class F
08/17/2035	5.061%	10,000,000	10,271,702
Series 2019-SFR3 Class F
09/17/2036	3.867%	8,000,000	8,172,284
Series 2020-SFR1 Class F
04/17/2037	3.431%	5,975,000	5,696,923
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	10,000,000	10,020,721
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.262%	6,145,000	5,648,563
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% Floor 2.740% 02/15/2037	2.902%	13,000,000	10,852,713
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $289,977,762)			256,854,482

Residential Mortgage-Backed Securities - Agency 114.0%

Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	6.325%	21,748,504	5,510,403
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.738%	7,133,693	1,115,471
CMO Series 4057 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/15/2039	5.888%	38,822,827	1,165,923
CMO Series 4093 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/15/2038	6.538%	14,162,692	661,401
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.888%	2,061,700	394,366
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	5.938%	3,296,156	150,707
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.738%	1,942,049	370,596
CMO Series 4704 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/15/2047	5.988%	18,442,395	4,118,425
CMO Series 4826 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/15/2048	6.038%	17,709,583	3,401,341
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.905%	14,403,765	3,200,080
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.875%	24,912,273	6,232,512
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.808%	4,279,663	814,120
Federal Home Loan Mortgage Corp.(g)
CMO Series 4121 Class IA
01/15/2041	3.500%	894,902	41,561
CMO Series 4213 Class DI
06/15/2038	3.500%	2,617,224	63,845
CMO Series 4215 Class IL
07/15/2041	3.500%	4,121,141	162,088
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	4,582,680	817,754
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4620 Class AS
11/15/2042	3.103%	2,731,909	164,744
Federal National Mortgage Association(g)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	1,513,905	46,718

4	Columbia Mortgage Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-152 Class EI
07/25/2031	3.000%	6,510,555	287,647
CMO Series 2013-117 Class AI
04/25/2036	3.500%	131,484	41
Federal National Mortgage Association(b),(g)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.725%	3,375,905	720,605
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	5.925%	1,202,450	122,350
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.975%	2,276,167	405,887
CMO Series 2015-27 Class AS
-1.0 x 1-month USD LIBOR + 5.650% Cap 5.650% 05/25/2045	5.475%	18,765,972	3,902,973
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.825%	2,845,361	582,865
CMO Series 2017-50 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/25/2047	5.925%	14,352,364	3,421,223
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	52,600,781	5,061,168
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	5.975%	15,611,471	3,822,619
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	4.825%	34,550,781	5,842,883
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	8,630,602	806,735
CMO Series 2018-78 Class GI
04/20/2048	4.000%	22,431,785	2,619,290
CMO Series 2019-129 Class AI
10/20/2049	3.500%	37,113,465	4,557,003
Government National Mortgage Association(b),(g)
CMO Series 2014-6 Class SJ
1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2044	5.942%	16,935,340	3,702,150
CMO Series 2017-163 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.042%	22,244,512	5,248,470
CMO Series 2018-124 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.042%	17,509,059	4,002,685
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.992%	19,376,523	3,659,601
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.042%	14,784,387	3,033,166
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.042%	16,970,777	3,482,298
CMO Series 2018-63 Class SH
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.042%	19,879,496	3,767,598
CMO Series 2018-78 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.042%	16,187,697	3,069,058
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.042%	14,187,845	3,063,685

Columbia Mortgage Opportunities Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-43 Class NS
-1.0 x 1-month USD LIBOR + 3.270% Cap 3.270% 04/20/2049	3.112%	36,873,465	3,558,684
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.042%	23,895,422	5,215,035
CMO Series 2020-62 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	5.992%	15,774,404	4,078,923
Government National Mortgage Association TBA(h)
09/21/2050	2.500%	220,000,000	231,807,811
Uniform Mortgage-Backed Security TBA(h)
09/14/2050	2.000%	683,500,000	704,859,375
09/14/2050	2.500%	513,000,000	539,892,419
10/14/2050	3.000%	213,000,000	224,078,454
Total Residential Mortgage-Backed Securities - Agency (Cost $1,795,886,225)			1,807,104,756

Residential Mortgage-Backed Securities - Non-Agency 46.2%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A2
07/25/2046	5.000%	415,129	417,929
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2017-2 Class B1
07/25/2047	4.646%	5,000,000	4,887,434
CMO Series 2018-2 Class M1
07/27/2048	4.343%	3,984,000	4,172,018
CMO Series 2018-3 Class M2
09/25/2048	4.721%	11,091,000	11,052,746
CMO Series 2019-1 Class B1
11/25/2048	5.400%	7,000,000	6,994,959
Subordinated CMO Series 2019-2 Class B1
03/25/2049	5.016%	5,000,000	4,969,846
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,814,574
Bayview Koitere Fund Trust(a),(f)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	5,875,144	5,896,093
Bayview Opportunity Master Fund IVa Trust(a),(c),(e),(f)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	14,726,023	14,870,028
Bayview Opportunity Master Fund Trust(a),(f)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	2,248,823	2,236,517
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd(a),(b)
Subordinated CMO Series 2020-1A Class B1
1-month USD LIBOR + 4.400% 06/25/2030	4.572%	1,350,000	1,350,002
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.525%	2,467,538	2,395,427
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.775%	25,210,000	24,404,674
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	2.025%	3,547,189	3,514,715
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.925%	6,000,000	5,916,198
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.775%	15,000,000	14,203,234
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.675%	1,500,000	1,340,531
Bellemeade Re.(a),(b),(h)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	6.683%	11,550,000	11,550,000
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM2 Class B1
11/25/2059	3.954%	8,550,000	7,963,282
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,202,405
CMO Series 2020-NQM1 Class B2
05/25/2060	5.719%	2,800,000	2,663,255
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.925%	2,750,000	2,626,812
CMO Series 2018-GT1 Class B
1-month USD LIBOR + 3.500% 05/25/2023	3.675%	4,350,000	3,765,734
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	15,292,636	151,327

6	Columbia Mortgage Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-A Class A4IO
06/25/2058	0.250%	2,364,372	4,054
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	5,000,000	4,849,216
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,519,770
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class B1
1-month USD LIBOR + 9.250% 11/25/2039	9.425%	13,000,000	9,805,376
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.325%	17,710,584	16,042,597
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	2,000,000	2,045,985
CMO Series 2020-2 Class B2
05/25/2065	5.882%	4,673,000	4,404,027
Subordinated CMO Series 2018-3A Class B1
08/25/2058	5.007%	6,000,000	5,887,994
Subordinated CMO Series 2018-4A Class B1
10/25/2058	5.535%	12,000,000	12,013,794
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	2,959,000	2,979,362
CMO Series 2018-1A Class B1
12/25/2057	4.340%	5,295,000	5,309,654
Eagle Re Ltd.(a),(b)
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.975%	11,000,000	9,648,092
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	6,475,000	6,648,726
Federal Home Loan Mortgage Corp. REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.926%	8,000,000	7,939,902
FMC GMSR Issuer Trust(a),(f)
CMO Series 2019-GT1 Class B
05/25/2024	5.660%	20,000,000	17,718,708
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.158%	11,300,000	11,515,006
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.275%	10,500,000	10,349,674
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	8,800,000	8,887,978
GCAT LLC(a),(f)
CMO Series 2020-1 Class A1
01/26/2060	2.981%	4,558,580	4,479,840
GCAT Trust(a),(f)
Subordinated CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,421,502
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.075%	6,500,000	6,312,676
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	10,000,000	9,832,693
Homeward Opportunities Fund I Trust(a),(f)
CMO Series 2019-1 Class B1
01/25/2059	4.800%	4,500,000	4,550,853
Homeward Opportunities Fund I Trust(a)
Subordinated CMO Series 2018-1 Class B1
06/25/2048	5.295%	7,000,000	6,918,384
Subordinated CMO Series 2018-2 Class B1
11/25/2058	5.593%	13,285,000	13,185,762
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	5,700,000	5,704,064
MFA LLC(a)
CMO Series 2018-NPL2 Class A1
07/25/2048	4.164%	5,766,821	5,765,163
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.925%	5,700,000	4,929,395
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	11,327,663	10,940,529
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	5,877,050	5,385,956
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	4,672,661	4,488,641
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	1,335,046	1,289,302

Columbia Mortgage Opportunities Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	8,124,200	7,685,595
New Residential Mortgage Loan Trust(a),(f),(g)
CMO Series 2014-1A Class AIO
01/25/2054	2.305%	8,044,141	443,049
New Residential Mortgage Loan Trust(a),(c),(e),(f)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	8,000,000	8,000,000
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	4,923,987	4,840,925
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	1,338,954	1,289,749
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.125%	9,100,000	8,933,095
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class B1
1-month USD LIBOR + 5.750% 04/25/2027	5.918%	2,044,000	2,036,535
OMSR(a),(c),(e)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	23,937,137	22,261,537
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.170%	15,640,304	13,783,523
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.920%	14,161,864	13,649,624
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.025%	19,379,000	18,925,297
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.825%	38,600,000	36,887,804
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2019-1A Class A2
01/25/2024	5.000%	20,000,000	19,666,406
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	14,000,000	13,569,139
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	2,940,166	2,922,607
CMO Series 2020-NPL2 Class A2
02/27/2060	6.170%	2,700,000	2,701,677
CMO Series 2020-RPL1 Class A2
05/27/2060	6.170%	7,930,389	7,991,880
PRPM LLC(a),(f)
CMO Series 2019-3A Class A2
07/25/2024	4.458%	8,000,000	7,757,524
CMO Series 2020-1A Class A2
02/25/2025	3.967%	22,750,000	21,628,828
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class B1
1-month USD LIBOR + 2.700% Floor 2.700% 06/25/2029	2.875%	3,000,000	2,711,523
RCO Trust(a),(f)
CMO Series 2018-VFS1 Class M1
12/26/2053	5.101%	5,835,000	5,827,930
RCO V Mortgage LLC(a),(f)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	2,248,697	2,248,695
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	6,378,000	6,214,702
Subordinated CMO Series 2020-1 Class B1
02/25/2024	3.946%	3,938,000	3,807,406
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2018-IMC1 Class M1
03/25/2048	4.589%	3,000,000	3,098,492
Stonnington Mortgage Trust(a),(c),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	5.500%	14,756,329	14,756,329
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	4,900,000	4,955,369
Toorak Mortgage Corp., Ltd.(f)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	3,500,000	3,532,608
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(f)
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	15,000,000	14,567,859
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(f)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	4,678,200	4,611,265
Vericrest Opportunity Loan Trust(a),(f)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	2,140,225	2,123,669

8	Columbia Mortgage Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NPL8 Class A1B
11/25/2049	4.090%	7,000,000	6,765,207
CMO Series 2020-NPL5 Class A1B
03/25/2050	3.475%	11,250,000	10,907,729
Subordinated CMO Series 2019-NPL7 Class A1B
10/25/2049	3.967%	10,000,000	9,664,666
Vericrest Opportunity Loan Trust LXXXV LLC(a),(f)
CMO Series 2020-NPL1 Class A1B
01/25/2050	3.721%	6,000,000	5,745,403
Verus Securitization Trust(a),(f)
CMO Series 2018-INV1 Class A3
03/25/2058	4.052%	463,033	471,488
CMO Series 2019-3 Class M1
07/25/2059	3.139%	5,495,000	5,507,384
Subordinated CMO Series 2018-3 Class M1
10/25/2058	4.595%	6,000,000	6,049,304
Subordinated CMO Series 2019-2 Class B1
04/25/2059	4.437%	1,700,000	1,636,310
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	4,000,000	3,721,893
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	4,150,000	3,811,279
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	5,485,856
Subordinated CMO Series 2020-4 Class B2
06/25/2065	5.600%	2,000,000	1,919,308
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class B1
04/25/2060	5.750%	1,050,000	1,081,360
CMO Series 2020-INV1 Class B2
04/25/2060	6.000%	1,500,000	1,483,921
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(f)
CMO Series 2019-1 Class B1
06/25/2054	5.080%	4,000,000	3,906,424
CMO Series 2019-1 Class M1
06/25/2054	4.078%	4,000,000	4,291,758
CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,067,625
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,314,926
Vista Point Securitization Trust(a),(f)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	1,991,771
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $743,079,642)			731,388,668

Options Purchased Puts 0.4%
Value ($)
(Cost $11,337,000)	6,811,857

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(i),(j)	66,995,466	66,995,466
Total Money Market Funds (Cost $66,983,086)		66,995,466
Total Investments in Securities (Cost: $3,317,730,308)		3,260,096,404
Other Assets & Liabilities, Net		(1,674,833,374)
Net Assets		1,585,263,030

At August 31, 2020, securities and/or cash totaling $40,424,155 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(448)	12/2020	USD	(62,384,000)	89,647	—

Columbia Mortgage Opportunities Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2020 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	610,000,000	610,000,000	1.00	12/10/2020	7,137,000	3,059,577
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	600,000,000	600,000,000	1.00	01/07/2021	4,200,000	3,752,280
Total							11,337,000	6,811,857

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,558,059	(5,833)	352,141	—	1,200,085	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	6.581	USD	10,000,000	(1,795,310)	5,833	—	(1,799,249)	9,772	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.581	USD	20,000,000	(3,590,620)	11,667	—	(4,158,011)	579,058	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.581	USD	26,500,000	(4,757,571)	15,458	—	(5,214,678)	472,565	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.581	USD	5,000,000	(897,655)	2,917	—	(856,757)	—	(37,981)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.581	USD	13,000,000	(2,333,903)	7,583	—	(2,152,586)	—	(173,734)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	5.697	USD	20,000,000	(3,116,121)	11,667	—	(4,029,809)	925,355	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	5.697	USD	5,000,000	(779,030)	2,917	—	(771,842)	—	(4,271)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	5.444	USD	5,000,000	(777,344)	2,917	—	(784,851)	10,424	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	5.444	USD	22,000,000	(3,420,318)	12,833	—	(3,319,662)	—	(87,823)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	11.789	USD	2,550,000	(582,910)	1,487	—	(227,751)	—	(353,672)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	11.789	USD	5,000,000	(1,142,965)	2,917	—	(293,176)	—	(846,872)
Total								(23,193,747)	78,196	—	(23,608,372)	1,997,174	(1,504,353)
10	Columbia Mortgage Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2020 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2020, the total value of these securities amounted to $1,365,005,596, which represents 86.11% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2020.
(c)	Valuation based on significant unobservable inputs.
(d)	Zero coupon bond.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2020, the total value of these securities amounted to $95,778,654, which represents 6.04% of total net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2020.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	117,544,851	205,975,214	(256,521,589)	(3,010)	66,995,466	(6,013)	42,890	66,995,466
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mortgage Opportunities Fund | Quarterly Report 2020	11